SHORT-TERM BORROWINGS (Schedule of Short-term Borrowings) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Secured short-term borrowings from third party [Member] CNY	Dec. 31, 2013 Secured short-term borrowings from third party [Member] CNY	Dec. 31, 2014 Unsecured short-term borrowings from third parties [Member] CNY	Dec. 31, 2013 Unsecured short-term borrowings from third parties [Member] CNY	Dec. 31, 2014 Unsecured short-term borrowings from individuals [Member] CNY	Dec. 31, 2013 Unsecured short-term borrowings from individuals [Member] CNY
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings	$ 6,388	39,633	92,430		50,000	11,800	20,800	27,833	21,630